Debt (Credit Facility) (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended
	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 26, 2013	Sep. 30, 2012	Jul. 31, 2012	Feb. 29, 2012
Line of Credit Facility [Line Items]
Amount outstanding	$ 1,400,000,000
Maximum leverage ratio	2.75
Maximum borrowing capacity of line of credit facility	75,000,000.0
Payments of financing costs		62,715,000	10,475,000	0
Loss on extinguishment of debt		(31,817,000)	(11,312,000)	(7,215,000)
Paladin Labs Inc.
Line of Credit Facility [Line Items]
Previously existing debt assumed	23,826,000
Paladin Labs Inc. | As initially reported
Line of Credit Facility [Line Items]
Previously existing debt assumed	23,826,000
2013 Credit Facility
Line of Credit Facility [Line Items]
Payments and accruals of deferred financing costs	27,800,000				8,100,000
Payments of financing costs	26,700,000				7,600,000
Loss on extinguishment of debt	1,100,000				500,000
2011 Credit Facility
Line of Credit Facility [Line Items]
Loss on extinguishment of debt	8,600,000				8,600,000
Revolving Credit Facility And Together With Term Loan Facilities 2011 Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of line of credit facility					500,000,000.0
License Agreement Term Extension, Duration					2 years
Swing Line Loan
Line of Credit Facility [Line Items]
Current borrowing capacity of line of credit facility	50,000,000
Letter of Credit
Line of Credit Facility [Line Items]
Current borrowing capacity of line of credit facility	50,000,000
Minimum | 2013 Credit Facility | London Inter-Bank Offer Rate (LIBOR)
Line of Credit Facility [Line Items]
Margin rate over base rate	1.50%
Minimum | 2013 Credit Facility | Alternative Base Rate
Line of Credit Facility [Line Items]
Margin rate over base rate	0.50%
Minimum | 2011 Credit Facility
Line of Credit Facility [Line Items]
Commitment fee basis points	0.30%
Maximum | 2013 Credit Facility | London Inter-Bank Offer Rate (LIBOR)
Line of Credit Facility [Line Items]
Margin rate over base rate	2.25%
Maximum | 2013 Credit Facility | Alternative Base Rate
Line of Credit Facility [Line Items]
Margin rate over base rate	1.25%
Maximum | 2011 Credit Facility
Line of Credit Facility [Line Items]
Commitment fee basis points	0.50%
Five Year Senior Secured Term A Facility
Line of Credit Facility [Line Items]
Debt instrument, term	5 years
Term Loan A Facility Due 2019
Line of Credit Facility [Line Items]
Face value of debt instrument	1,100,000,000.0
Five Year Senior Secured Term B Facility
Line of Credit Facility [Line Items]
Debt instrument, term	7 years
Term Loan B Facility Due 2021
Line of Credit Facility [Line Items]
Face value of debt instrument	425,000,000.0
Five Year Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, term	5 years
Current borrowing capacity of line of credit facility	750,000,000
Five Year Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Uncommitted expansion provision amount	1,000,000,000.0
Term Loan B Facility Due 2018
Line of Credit Facility [Line Items]
Amount outstanding					60,600,000
Loss on extinguishment of debt					2,200,000
Repayments of Long-term Debt					100,000,000
Prepayment Of Term Loan Facility						39,700,000	33,000,000	205,000,000
Unamortized Finance Cost Written Off						7,200,000
Term Loan B Facility Due 2018 | London Inter-Bank Offer Rate (LIBOR)
Line of Credit Facility [Line Items]
Minimum effective interest rate	0.75%
Maximum effective interest rate	2.50%
Term Loan B Facility Due 2018 | 2011 Credit Facility | Alternative Base Rate
Line of Credit Facility [Line Items]
Margin rate over base rate	1.50%
Term Loan A Facility Due 2018
Line of Credit Facility [Line Items]
Amount outstanding					$ 1,400,000,000